Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 6 – Cash and Cash Equivalents

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Cash at bank	$50,388	$32,460
Fixed deposit with licensed bank	$-	$17,423
Total cash and cash equivalents	$50,388	$49,883

As at December 31, 2024 and December 31, 2023, the Company recorded cash and cash equivalents of $50,388 and $49,883 respectively which consists of cash on hand, bank balances and fixed deposit with licensed bank.